Share Based Payments (Details) - Schedule of options outstanding - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share Based Payments (Details) - Schedule of options outstanding [Line Items]
Exercise Price (in Dollars per share)
Share options	160,542,720	21,550,000
PBTAS [Member]
Share Based Payments (Details) - Schedule of options outstanding [Line Items]
Grant Date	June 7, 2017
Expiry Date	June 6, 2022
Exercise Price (in Dollars per share)	$ 0.07
Share options	7,000,000	7,000,000
PBTAAA [Member]
Share Based Payments (Details) - Schedule of options outstanding [Line Items]
Grant Date	December 18, 2017
Expiry Date	December 14, 2022
Exercise Price (in Dollars per share)	$ 0.11
Share options	12,450,000	13,850,000
Pbtai [Member]
Share Based Payments (Details) - Schedule of options outstanding [Line Items]
Grant Date	February 1, 2018
Expiry Date	January 31, 2023
Exercise Price (in Dollars per share)	$ 0.08
Share options	700,000	700,000
ATHAAB[Member]
Share Based Payments (Details) - Schedule of options outstanding [Line Items]
Grant Date	September 18, 2020
Expiry Date	September 17, 2025
Exercise Price (in Dollars per share)	$ 0.09
Share options	49,000,000
ATHAAD[Member]
Share Based Payments (Details) - Schedule of options outstanding [Line Items]
Grant Date	January 7, 2021
Expiry Date	January 6, 2026
Exercise Price (in Dollars per share)	$ 0.03
Share options	91,392,720